CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 351,485,602	$ 236,883,282
Short-term investments	2,906,344	766,295
Prepayments and other current assets	21,957,230	15,725,424
Total current assets	376,349,176	253,375,001
Non-current assets
Property and equipment, net	1,832,952	1,241,756
Operating lease right-of-use assets	857,474
Long-term investments	1,768,455
Total non-current assets	4,458,881	1,241,756
Total assets	380,808,057	254,616,757
Current liabilities
Accounts payable	4,392,330	1,573,784
Deferred revenue	24,971,203	13,359,827
Operating lease liabilities, current	472,734
Accrued expenses and other current liabilities	14,896,134	6,148,486
Total current liabilities	44,732,401	21,082,097
Non-current liabilities
Operating lease liabilities, non-current	195,596
Total non-current liabilities	195,596
Total liabilities	44,927,997	21,082,097
Shareholders' equity of Yalla Group Limited
Additional paid-in capital	265,647,268	220,623,005
Treasury stock	(25,419,808)
Accumulated other comprehensive income	520,010	373,989
Retained earnings	95,123,951	12,523,273
Total shareholders' equity of Yalla Group Limited	335,886,378	233,534,660
Non-controlling interests	(6,318)
Total equity	335,880,060	233,534,660
Total liabilities and equity	380,808,057	254,616,757
Class A Ordinary shares [Member]
Shareholders' equity of Yalla Group Limited
Ordinary Shares	12,484	11,920
Class B Ordinary shares [Member]
Shareholders' equity of Yalla Group Limited
Ordinary Shares	$ 2,473	$ 2,473